FINANCIAL INSTRUMENTS – FAIR VALUE (Tables)	3 Months Ended
Mar. 31, 2026
Fair Value Disclosures [Abstract]
SCHEDULE OF FINANCIAL INSTRUMENTS

Items measured at fair value (in thousands):

	As of
	March 31, 2026				December 31, 2025
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial Assets Measured at Fair Value (FV)
Investments in Financial Assets	$16,904	$—	$—	$16,904	$16,731	$—	$—	$16,731
Total Financial Assets Measured at Fair Value (FV)	$16,904	$—	$—	$16,904	$16,731	$—	$—	$16,731